Subsequent events (Details) - Subsequent Event [Member] ¥ in Millions, £ in Millions			1 Months Ended
	Apr. 02, 2018 USD ($)	Apr. 02, 2018 CNY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 GBP (£)	Mar. 19, 2018 USD ($)	Jan. 19, 2018 USD ($)	Jan. 19, 2018 CNY (¥)	Mar. 21, 2018
Zhengzhou [Member]
Subsequent Event [Line Items]
Payments to acquire parcel of land	$ 64,300,000	¥ 403.3
Payments to Acquire Land	$ 64,300,000	¥ 403.3
Xinyuan International [Member]
Subsequent Event [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired								50.00%
Business Combination, Consideration Transferred			$ 41,400,000	£ 29.5
March 2020 Senior Secured Notes [Member]
Subsequent Event [Line Items]
Debt issuance date					Sep. 19, 2018
Debt instrument, aggregate principal amount					$ 200,000,000
Maturity date					Mar. 19, 2020
Stated rate					9.875%
Debt Instrument, Term					2 years
Zhengzhou Hangmei Zhengxing Technology Co., Ltd [Member]
Subsequent Event [Line Items]
Payments to acquire parcel of land						$ 7,400,000	¥ 48.4
Payments to Acquire Land						$ 7,400,000	¥ 48.4